Related party transactions	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

15. Related party transactions

The Company recognized revenue totaling approximately $3,693 and $4,098 from an affiliate of a stockholder of the Company for the nine months ended October 31, 2018 and 2019, respectively. Accounts receivable from the affiliate totaled approximately $598 and $1,277 as of January 31, 2019 and October 31, 2019, respectively.

15. Related party transactions

The Company recognized revenue totaling approximately $4,882 and $5,181 from an affiliate of a stockholder of the Company during the years ended January 31, 2018 and 2019, respectively. Accounts receivable from the affiliate totaled approximately $526 and $598 as of January 31, 2018 and 2019, respectively.